Message From The Chairman                                Summit High Yield Fund
-------------------------------------------------------------------------------
Dear Fellow Shareholders:

For the six-month period ending November 30, 1996, the Summit High Yield Fund, as well as the high- yield bond market in general, posted strong returns. As the following table shows, your Fund's total return exceeded both an average of similar funds and the Salomon High Yield Index, a common benchmark of performance for the high-yield bond market.

Performance Comparison

                                                                PERIODS ENDING
                                                                   11/30/96
                                                              ------------------
                                                              6 MONTHS 12 MONTHS
                                                              -------- ---------
Summit High Yield Fund (High Yield Shares NAV)...............  9.34%    22.69%
Lipper High Yield Fund Average...............................  7.35%    13.86%
Salomon Brothers High Yield Index............................  8.11%    12.16%

Moreover, the Summit High Yield Fund has delivered particularly strong performance versus its peers. The Fund's 22.69% (High Yield Shares NAV) total return substantially outpaced the average total return of 13.86% earned by other high-yield funds in Lipper Analytical Services' High Current Yield category for the 12 months ending November 30, 1996. IN FACT, SINCE OUR JUNE 1994 INCEPTION, THE SUMMIT HIGH YIELD FUND'S PERFORMANCE (HIGH YIELD SHARES) WAS RANKED #1 AMONG 105 HIGH YIELD FUNDS FOR THE PERIOD 6/30/94 THROUGH 12/31/96 WITH A TOTAL RETURN OF 47.06%/1/.

MARKET ENVIRONMENT

The environment for high-yield bonds was just about all anyone could hope for in 1996. The fundamentals of the market continued to improve throughout the year.

Demand remained extremely strong as investors seeking further portfolio diversification and alternatives to low-yielding investments and equities poured cash into the high-yield market. On average, about $300 million a week has come into high-yield mutual funds this year.

A record level of $65 billion of new corporate securities were issued and readily absorbed by the growing market. About one half of new securities issued this year have been from the media/communications sector, a trend which should continue in 1997.

The technical support of the high-yield market remains strong. In addition to the strong cash flows from mutual funds, a number of other financial institutions have provided new sources of cash. A number of large pension finds and endowments have started to commit funds, and over $7 billion of Collateralized Bond Obligation (CBO) portfolios--a record number--were completed during 1996, with more slated for 1997. Also, several large insurance companies that lately have been absent from or were never a participant in the high-yield market are allocating new monies to high-yield issues from their high-grade portfolios.

The economic environment remained favorable for high-yield bond issuers, enabling many to improve their creditworthiness. Numerous heavily indebted companies took advantage of low interest rates and the generally receptive stock market to replace older high-cost debt with equity or with lower-cost bonds
------
/1/The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results. During the period for which this ranking is based, the fund waived fees. In the absence of these waivers, the ranking may have been lower. For the one-year period ended 12/31/96, the Summit High Yield Fund ranked #5 of 148 high yield funds. Source: Lipper Analytical Services, Inc.

Message From The Chairman                                Summit High Yield Fund
-------------------------------------------------------------------------------
or bank loans. In addition, the slow-to-moderate- growth economic environment has led to stronger cash flows at many companies, enabling them to improve their financial prospects.

OUR INVESTMENT STRATEGY

During the recent six-month period, the Fund continued to benefit from excellent individual security selection as well as rising demand from institutional investors for high-yield bonds. The Fund's performance also reflected our attempts to maximize total returns by combining capital appreciation and current income.

One tenet to our strategy is to avoid troubled companies. The default rate in 1996 should be a very respectable 1.5%, less than half 1995's default rate of 3.1% and well below the 20-year average of about 3.0%. Given market participants' viewpoint that the U.S. economy is past its midpoint in its business cycle, investors have become intolerant of issuers whose results have been disappointing. We stress the ability to avoid defaulted securities as one of the key determinants of portfolio outperformance.

In closing, we believe that the high-yield market will continue to deliver solid returns appropriate for the risks investors in this asset class take. The economy appears likely to grow at a moderate pace with benign inflation in the coming year, providing significant opportunities for the Fund.

Again, I would like to thank you for the confidence that you have placed in our portfolio management. As one of the top-ranked high-yield mutual funds in the country, the Summit Fund has had an excellent 1996. Please feel free to call me with comments or suggestions concerning any aspects of our Fund.

Sincerely,

/s/Steven R. Sutermeister
Chairman

                          AVERAGE ANNUAL TOTAL RETURN
                             AS OF DECEMBER 31, 1996
           --------------------------------------------------------
                                                            SINCE
                                                          INCEPTION
                                                   1 YEAR  6/27/94
           --------------------------------------------------------
            High Yield Shares NAV                  22.55%  16.55%
                              MOP                  17.18%  14.50%
           --------------------------------------------------------
            Institutional Shares                   22.68%  16.60%
           --------------------------------------------------------

During the period, investment advisory and administration fees were voluntarily reduced, resulting in a higher total return than would have occurred if full fees had been charged. Past performance is no guarantee of future results. The Investment return and NAV will fluctuate so that an Investor's Shares, when redeemed, may be worth more or less than the original cost.

Although the Fund's yield may be significantly higher than that of other fixed-income funds that purchase higher rated securities, this yield is generally accompanied by greater risk that the Fund's share price will decline. For further information regarding this and other risks, please consult the prospectus.

The Summit High Yield Fund is distributed by BISYS Fund Services.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                               TABLE OF CONTENTS

                           Message From the Chairman
                                     Page 1

                      Statement of Assets and Liabilities
                                     Page 4

                            Statement of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedule of Portfolio Investments
                                     Page 7

                         Notes to Financial Statements
                                    Page 10

                              Financial Highlights
                                    Page 15

SUMMIT HIGH YIELD FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                             ASSETS:
Investments, at value (Cost $31,327,990).......................... $33,531,711
Cash..............................................................     199,954
Interest receivable...............................................     697,780
Receivable for capital shares issued..............................      14,340
Prepaid expenses..................................................      10,842
                                                                   -----------
    Total Assets..................................................  34,454,627
                                                                   -----------
                           LIABILITIES:
Payable for investments purchased.................................     500,000
Payable for capital shares redeemed...............................         625
Accrued expenses and other payables:
  Investment advisory fees........................................       1,310
  Administration fees.............................................       1,382
  12b-1 fees (High Yield shares)..................................       6,331
  12b-1 fees (Institutional Service shares).......................         143
  Custodian and accounting fees...................................       2,148
  Printing costs..................................................      22,750
  Other...........................................................      17,458
                                                                   -----------
    Total Liabilities.............................................     552,147
                                                                   -----------
                           NET ASSETS:
Capital...........................................................  29,601,130
Undistributed net investment income...............................      34,485
Net unrealized appreciation on investments........................   2,203,721
Accumulated undistributed net realized gains on investment trans-
 actions..........................................................   2,063,144
                                                                   -----------
    Net Assets.................................................... $33,902,480
                                                                   ===========
Net Assets
  High Yield shares............................................... $31,608,469
  Institutional shares............................................   2,294,011
                                                                   -----------
  Total........................................................... $33,902,480
                                                                   ===========
Outstanding units of beneficial interest (shares)
  High Yield shares...............................................   2,732,360
  Institutional Service shares....................................     198,670
                                                                   -----------
  Total...........................................................   2,931,030
                                                                   ===========
Net asset value
  Redemption price per share--High Yield shares...................      $11.57
  Offering and Redemption price per share--Institutional Service
   shares.........................................................      $11.55
                                                                   ===========
Maximum Sales Charge--High Yield shares...........................        4.50%
                                                                   ===========
Maximum Offering Price--High Yield shares (100%/(100%-Maximum
 Sales Charge)
 of net asset value adjusted to nearest cent) per share...........      $12.11
                                                                   ===========

                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income..................................................... $1,654,678
Dividend income.....................................................     15,487
                                                                     ----------
  Total Income......................................................  1,670,165
                                                                     ----------
EXPENSES:
Investment advisory fees............................................    169,217
Administration fees.................................................     31,941
12b-1 fees--High Yield shares.......................................     37,289
12b-1 fees--Institutional Service shares............................        472
Custodian and accounting fees.......................................     26,661
Legal and audit fees................................................     15,365
Organization costs..................................................        728
Trustees' fees......................................................     14,293
Transfer agent fees.................................................     27,736
Registration and filing fees........................................      6,636
Printing costs......................................................     27,336
Other...............................................................     11,183
                                                                     ----------
  Total expenses before voluntary reductions........................    368,857
  Expenses voluntarily reduced......................................   (112,428)
                                                                     ----------
  Total Expenses....................................................    256,429
                                                                     ----------
Net investment income...............................................  1,413,736
                                                                     ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investment transactions.......................  1,307,654
Net change in unrealized appreciation on investments................    149,633
                                                                     ----------
Net realized/unrealized gains on investments........................  1,457,287
                                                                     ----------
Change in net assets resulting from operations...................... $2,871,023
                                                                     ==========

                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE
                                                    SIX MONTHS   FOR THE YEAR
                                                      ENDED         ENDED
                                                   NOVEMBER 30,    MAY 31,
                                                       1996          1996
                                                   ------------  ------------
                                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income............................ $ 1,413,736   $ 2,580,722
 Net realized gains on investment transactions....   1,307,654     1,021,588
 Net change in unrealized appreciation on invest-
  ments...........................................     149,633     1,498,333
                                                   -----------   -----------
Change in net assets resulting from operations....   2,871,023     5,100,643
                                                   -----------   -----------
DISTRIBUTIONS TO HIGH YIELD SHAREHOLDERS FROM:
 Net investment income............................  (1,296,534)   (2,515,712)
 Net realized gains...............................          --       (66,947)
DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS FROM:
 Net investment income............................     (90,004)      (52,460)(a)
 In excess of net investment income...............          --        (5,333)(a)
                                                   -----------   -----------
 Change in net assets from shareholder distribu-
  tions...........................................  (1,386,538)   (2,640,452)
                                                   -----------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......................     784,986     3,568,045
 Dividends reinvested.............................   1,352,246     2,865,386
 Cost of shares redeemed..........................    (119,783)   (6,168,600)
                                                   -----------   -----------
 Change in net assets from capital transactions...   2,017,449       264,831
                                                   -----------   -----------
 Change in net assets.............................   3,501,934     2,725,022
NET ASSETS:
 Beginning of period..............................  30,400,546    27,675,524
                                                   -----------   -----------
 End of period.................................... $33,902,480   $30,400,546
                                                   ===========   ===========
SHARE TRANSACTIONS:
 Issued...........................................      69,516       333,322
 Reinvested.......................................     120,170       272,922
 Redeemed.........................................     (10,790)     (591,773)
                                                   -----------   -----------
Change in shares..................................     178,896        14,471
                                                   ===========   ===========

------
(a) For the period from January 19, 1996 (commencement of operations) to May 31, 1996.
                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (0.3%):
 Transportation (0.3%):
   279,669 Central Transport Rental Group
            PLC-ADR...............................................   $    96,136
                                                                     -----------
   Total Common Stocks.............................................       96,136
                                                                     -----------
 CORPORATE BONDS (97.2%):
 Consumer (6.9%):
 Consumer Goods & Services (5.0%):
 1,000,000 Renaissance Cosmetics, Inc.,
            13.75%, 8/15/01.......................................     1,165,000
   500,000 Speedy Muffler King, Inc.,
            10.88%, 10/1/06.......................................       532,500
                                                                     -----------
                                                                       1,697,500
                                                                     -----------
 Food Processors (1.9%):
 1,000,000 PM Holdings Corp.,
            0.00%, 9/1/00 (b).....................................       650,000
                                                                     -----------
   Total Consumer..................................................    2,347,500
                                                                     -----------
 Energy (3.2%):
 Oil/Gas Exploration (1.6%):
   500,000 Trans Texas Gas Corp.,
            11.50%, 6/15/02.......................................       542,500
                                                                     -----------
 Oilfield Service (1.6%):
   500,000 Energy Ventures, Inc.,
            10.25%, 3/15/04.......................................       527,500
                                                                     -----------
   Total Energy....................................................    1,070,000
                                                                     -----------
 Financial Services (5.5%):
 1,000,000 Coleman Holdings,
            0.00%, 5/27/98*.......................................       838,750
 1,000,000 Tri Polyta Finance, Inc.,
            11.38%, 12/1/03.......................................     1,003,750
                                                                     -----------
   Total Financial Services........................................    1,842,500
                                                                     -----------
 Manufacturing (39.0%):
 Apparel/Textile (12.3%):
   500,000 CMI Industries,
            9.50%, 10/1/03........................................       455,000
 1,000,000 Collins & Aikman Products Corp.,
            11.50%, 4/15/06.......................................     1,067,500
   500,000 Pillowtex Corp.,
            10.00%, 11/15/06......................................       512,500
 1,000,000 Synthetic Industries, Inc.,
            12.75%, 12/1/02.......................................     1,098,750
   500,000 Tultex Corp.,
            10.63%, 3/15/05.......................................       540,000

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Manufacturing, continued:
 Apparel/Textile, continued:
   500,000 William Carter Co.,
            10.38%, 12/1/06**.....................................   $   508,750
                                                                     -----------
                                                                       4,182,500
                                                                     -----------
 Auto & Related (5.4%):
 1,000,000 Great Dane Holdings,
            14.50%, 1/1/06........................................     1,005,000
 1,000,000 Venture Holdings,
            9.75%, 4/1/04.........................................       832,880
                                                                     -----------
                                                                       1,837,880
                                                                     -----------
 Conglomerates (1.4%):
   500,000 J.P. Poindexter,
            12.50%, 8/15/01.......................................       487,500
                                                                     -----------
 General Industrial (15.2%):
   500,000 Gulf States Steel,
            13.50% 4/15/03........................................       472,500
   500,000 IMO Industries,
            11.75%, 5/1/06**......................................       475,000
 1,000,000 International Knife & Saw Corp.,
            11.38%, 11/16/06**....................................     1,027,500
 1,000,000 International Wire Group,
            11.75%, 6/1/05........................................     1,072,500
 1,000,000 Terex Corp.,
            13.75%, 5/15/02.......................................     1,080,000
 1,000,000 Unifrax Investment Corp.,
            10.50%, 11/1/03.......................................     1,027,500
                                                                     -----------
                                                                       5,155,000
                                                                     -----------
 Information Services/Technology (3.1%):
 1,000,000 Computervision Industries Corp.,
            11.38%, 8/15/99.......................................     1,042,500
                                                                     -----------
 Paper Products (1.6%):
   500,000 Florida Coast Paper,
            12.75%, 6/1/03**......................................       525,000
                                                                     -----------
   Total Manufacturing.............................................   13,230,380
                                                                     -----------
 Service (21.4%):
 Gaming/Hotels (6.1%):
   500,000 Argosy Gaming Co.,
            13.25%, 6/1/04........................................       470,000
 1,000,000 Alliance Gaming Corp.,
            12.88%, 6/30/03.......................................     1,052,500

                                   Continued

SUMMIT HIGH YIELD FUND

                               NOVEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Service, continued:
 Gaming/Hotels, continued:
   500,000 Majestic Star Casino,
            12.75%, 5/15/03.......................................   $   536,250
                                                                     -----------
                                                                       2,058,750
                                                                     -----------
 Grocery (2.8%):
 1,000,000 Eagle Food Centers,
            8.63%, 4/15/00........................................       940,000
                                                                     -----------
 Health Care (2.9%):
 1,000,000 Regency Health Services,
            9.88%, 10/25/02.......................................     1,007,500
                                                                     -----------
 Media & Cable (1.7%):
   500,000 CS Wireless Systems, Inc.,
            0.00%, 3/1/06** (g)...................................       180,000
 1,000,000 Peoples' Choice TV Corp.,
            0.00%, 6/1/04 (c).....................................       390,000
                                                                     -----------
                                                                         570,000
                                                                     -----------
 Other Services (7.9%):
   500,000 Allied Waste North America, Inc.,
            10.25%, 12/1/06**.....................................       511,875
 1,000,000 Intertek Finance PLC,
            10.25%, 11/1/06**.....................................     1,027,500
   500,000 Iron Mountain, Inc.,
            10.13%, 10/1/06.......................................       528,125
   600,000 Neodata Services, Inc.,
            12.00%, 5/1/03........................................       618,000
                                                                     -----------
                                                                       2,685,500
                                                                     -----------
   Total Service...................................................    7,261,750
                                                                     -----------
 Transportation (15.8%):
 Air Transportation/Related (8.1%):
 1,000,000 Airplanes Pass Through Trust, 10.88%, 3/15/19..........     1,110,000
   500,000 CHC Helicopter,
            11.50%, 7/15/02.......................................       510,000
 1,000,000 SC International,
            13.00%, 10/1/05.......................................     1,130,000
                                                                     -----------
                                                                       2,750,000
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 CORPORATE BONDS, CONTINUED:
 Transportation, continued:
 Trucking/Other (7.7%):
 1,000,000 Ameritruck Distribution,
            12.25%, 11/15/05......................................   $  990,000
   579,131 Central Transport Rental Group
            PLC-ADR, 9.50%, 4/30/03...............................      542,936
   500,000 Sea Containers Ltd.,
            10.50%, 7/1/03........................................      510,000
   500,000 TNT Transport PLC, TNT USA, 11.50%, 4/15/04............      570,000
                                                                     ----------
                                                                      2,612,936
                                                                     ----------
   Total Transportation............................................   5,362,936
                                                                     ----------
 Utilities (5.4%):
 Telecommunications (5.4%):
 1,000,000 Arch Communications Group, Inc., 0.00%, 3/15/08 (e)....      577,500
   750,000 Call-Net Enterprises, Inc.,
            0.00%, 12/1/04 (f)....................................      603,750
 1,000,000 Intermedia Communications,
            0.00%, 5/15/01 (d)....................................      657,500
                                                                     ----------
   Total Utilities.................................................   1,838,750
                                                                     ----------
   Total Corporate Bonds...........................................  32,953,816
                                                                     ----------
 WARRANTS (0.5%):
 Broadcast, Radio & Television (0.0%):
       200 American Telecastings, 5 Warrant Package, expire
            6/15/99...............................................        2,400
                                                                     ----------
 Consumer (0.4%):
     2,000 Renaissance Cosmetics, Inc.,
            Warrants, expire 8/15/01..............................      126,000
                                                                     ----------
 Hotels/Gaming (0.0%):
       500 Boomtown Warrants, expire 11/98........................            5
                                                                     ----------
 Paper Products (0.1%):
    10,000 S.D. Warren Warrants...................................       45,000
                                                                     ----------
   Total Warrants..................................................     173,405
                                                                     ----------

                                   Continued

SUMMIT HIGH YIELD FUND

                               NOVEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (0.9%):
   308,354 Fountain Square Money Market Fund......................   $   308,354
                                                                     -----------
   Total Investment Companies......................................      308,354
                                                                     -----------
 TOTAL INVESTMENTS
   (Cost--$31,327,990)(a)..........................................  $33,531,711
                                                                     ===========

------
Percentages indicated are based on net assets of $33,902,480.
(a)Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........... $2,607,576
    Unrealized depreciation...........   (403,855)
                                       ----------
    Net unrealized appreciation....... $2,203,721
                                       ==========

(b) Interest rate increases to 11.50% on September 1, 2000.
(c) Interest rate increases to 13.13% on June 1, 2000.
(d) Interest rate increases to 12.5% on May 15, 2001.
(e) Interest rate increases to 10.88% on March 15, 2001.
(f) Interest rate increases to 13.25% on December 1,1999.
(g) Interest rate increases to 11.38% on March 1, 2001.
* Represents discount note.
** Represents private placement securities.
PLC = Public Limited Company
ADR = American Depository Receipt

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

1.ORGANIZATION:

 Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated March 8, 1994. The Trust is currently comprised of one investment portfolio, the Summit High Yield Fund (the "Fund"). Between the date of organization and the date of commencement of operations of the Fund (June 27, 1994), the Trust had no operations other than those relating to organizational matters, including the issuance on May 24, 1994 of 10,000 shares at $10.00 per share, to The Union Central Life Insurance Company ("Union Central Life").

 The Fund's investment objective is high current income with capital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate to long-term corporate bonds.

 The Fund is authorized to issue an unlimited number of shares, which are units of beneficial interest with par value of $0.001 per share. The Fund is authorized to issue two classes of shares, High Yield and Institutional Service. The High Yield shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. Each class of shares has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid prices. Securities traded only in the "over-the-counter" market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. The Fund uses a pricing service or services in determining the net asset value of the Fund. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

   The Fund may invest its assets in intermediate to long-term, high yield, medium and lower quality, fixed income securities. Because the market for lower-rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Judgment plays a greater role in valuing lower rated debt securities than with respect to securities for which external sources of quotations and last sale information are more available.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

   OTHER:

   All expenses in connection with the Trust's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being amortized over a period of two years commencing with the date of the initial public offering. In the event that any of the initial shares of the fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational expenses of the trust in the same proportion as the number of said shares being redeemed bears to the number of initial shares that are outstanding at the time of redemption. Other operating expenses of the Trust are prorated to the Fund on the basis of relative net assets.

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

3.PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities for the Fund (excluding short-term securities) for the six months ended November 30, 1996 were $42,359,798 and $39,082,381 respectively.

4. RELATED PARTY TRANSACTIONS:

 First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is the investment adviser to the Fund. FSCM was organized principally for purposes of sponsoring and managing the Trust pursuant to a Joint Venture Agreement between Carillon Advisers, Inc. ("Carillon"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Carillon is a wholly-owned subsidiary of Union Central Life, an Ohio mutual insurance company, which owns more than 96% of the shares of the Fund. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

 Under the terms of the Investment Advisory Agreement, FSCM is entitled to receive fees based on a percentage of the average net assets of the Fund. Effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the Fund's average daily net assets. The adviser has agreed to waive a portion of its advisory fee so as to limit the Fund's total expenses to 1.60%. For the six months ended November 30, 1996, FSCM voluntarily reduced $104,363 of investment advisory fees.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of The BISYS Group, Inc.

 Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Fund for serving as officers of the Trust.

 BISYS serves the Trust as manager and administrator. Under the terms of the Management and Administration Agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Fund at an annual rate of 0.20%. For the six months ended November 30, 1996, BISYS voluntarily reduced $8,065 of administration fees.

 BISYS also serves as distributor of the Fund's shares. BISYS receives fees for providing distribution services under the Distribution Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund shall pay BISYS a fee not to exceed, on an annual basis, 0.25% of the average daily net assets of

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

 certain shares of the Fund for payments BISYS makes to financial institutions, including FSCM, and broker/dealers, and for expenses BISYS and any of its affiliates incur for providing distribution or shareholder service assistance. For the six months ended November 30, 1996, BISYS received $11,732 from commissions earned on sales of shares of the Fund, $10,549 of which was reallowed to unaffiliated broker/dealers.

 BISYS Ohio serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. BISYS Ohio also serves as fund accountant for the Trust. Under the terms of the Fund Accounting Agreement, the fund accountant is entitled to receive fees based on a percentage of the average net assets of the Fund and is reimbursed for certain out-of-pocket expenses incurred in providing such fund accounting services. Transfer agent and fund accounting fees for the six months ended November 30, 1996 were $27,736 and $22,574, respectively.

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)
5.CAPITAL SHARE TRANSACTIONS

 Transactions in capital shares for the Fund were as follows:

                                                      SUMMIT HIGH YIELD
                                                          BOND FUND
                                                   ------------------------
                                                     FOR THE      FOR THE
                                                    SIX MONTHS     YEAR
                                                      ENDED        ENDED
                                                   NOVEMBER 30,   MAY 31,
                                                       1996        1996
                                                   ------------ -----------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
HIGH YIELD SHARES:
  Proceeds from shares issued.....................  $  390,440  $   573,171
  Dividends reinvested............................   1,277,912    2,820,631
  Shares redeemed.................................     (78,019)  (4,848,104)
                                                    ----------  -----------
    Change in net assets from High Yield share
     transactions.................................  $1,590,333  $(1,454,302)
                                                    ==========  ===========
INSTITUTIONAL SERVICE SHARES:
  Proceeds from shares issued.....................  $  394,546  $ 2,994,874 (a)
  Dividends reinvested............................      74,334       44,755 (a)
  Shares redeemed.................................     (41,764)  (1,320,496)(a)
                                                    ----------  -----------
    Change in net assets from Institutional
     Service share transactions...................  $  427,116  $ 1,719,133 (a)
                                                    ==========  ===========
SHARE TRANSACTIONS:
HIGH YIELD SHARES:
  Issued..........................................      34,483       54,443
  Reinvested......................................     113,565      268,810
  Redeemed........................................      (7,076)    (469,528)
                                                    ----------  -----------
    Change in High Yield shares...................     140,972     (146,275)
                                                    ==========  ===========
INSTITUTIONAL SERVICE SHARES
  Issued..........................................      35,033      278,879 (a)
  Reinvested......................................       6,605        4,112 (a)
  Redeemed........................................      (3,714)    (122,245)(a)
                                                    ----------  -----------
    Change in Institutional Service shares........      37,924      160,746 (a)
                                                    ==========  ===========

------
(a) For the period from January 19, 1996 (commencement of operations) to May 31, 1996.

SUMMIT HIGH YIELD FUND

                             FINANCIAL HIGHLIGHTS

                                                      INSTITUTIONAL
                          HIGH YIELD SHARES           SERVICE SHARES
                         ----------------------  --------------------------
                                                                  FOR THE     FOR THE
                           FOR THE                 FOR THE      PERIOD FROM    PERIOD
                          SIX MONTHS     YEAR     SIX MONTHS    JANUARY 19,   JUNE 27,
                            ENDED        ENDED      ENDED        1996  TO     1994 TO
                         NOVEMBER 30,   MAY 31,  NOVEMBER 30,     MAY 31,     MAY 31,
                             1996        1996        1996         1996(D)     1995(A)
                         ------------   -------  ------------   -----------   --------
                         (UNAUDITED)             (UNAUDITED)
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........   $ 11.05      $ 10.11    $ 11.03        $10.59      $ 10.00
                           -------      -------    -------        ------      -------
INVESTMENT ACTIVITIES:
  Net investment income.      0.50         1.01       0.51          0.40         0.83
  Net realized and
   unrealized gains
   on investments.......      0.51         0.95       0.51          0.47         0.11
                           -------      -------    -------        ------      -------
    Total from Invest-
     ment Activities....      1.01         1.96       1.02          0.87         0.94
                           -------      -------    -------        ------      -------
DISTRIBUTIONS:
  Net investment income.     (0.49)       (1.01)     (0.50)        (0.40)       (0.83)
  In excess of net in-
   vestment income......                                           (0.03)
  Net realized gains....                  (0.01)
                           -------      -------    -------        ------      -------
    Total Distributions.     (0.49)       (1.02)     (0.50)        (0.43)       (0.83)
                           -------      -------    -------        ------      -------
NET ASSET VALUE, END OF
 PERIOD.................   $ 11.57      $ 11.05    $ 11.55        $11.03      $ 10.11
                           =======      =======    =======        ======      =======
Total Return (excludes
 sales charges).........      9.34%(b)    20.34%      9.38%(b)     20.16%(b)     9.97%(b)
RATIOS/SUPPLEMENTAL DA-
 TA:
  Net Assets at end of
   period (000).........   $31,608      $28,628     $2,294        $1,773      $27,676
  Ratio of expenses to
   average net assets...      1.62%(c)     1.60%      1.42%(c)      1.52%(c)     1.56%(c)
  Ratio of net invest-
   ment income to average
   net assets...........      8.84%(c)     9.42%      9.02%(c)      9.86%(c)     9.13%(c)
  Ratio of expenses to
   average net assets*..      2.32%(c)     2.24%      2.12%(c)      2.76%(c)     1.61%(c)
  Ratio of net invest-
   ment income to average
   net assets*..........      8.14%(c)     8.78%      8.32%(c)      8.62%(c)     9.08%(c)
  Portfolio turnover
   (e)..................    131.35%      187.61%    131.35%       187.61%      158.36%

------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) On January 19, 1996, the Fund issued a second series of shares and designated such shares as "Institutional Service" shares.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                      See notes to financial statements.

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                             TRUSTEES AND OFFICERS

                  Steven R. Sutermeister, Chairman and Trustee
                     James F. Smith, President and Trustee
                         Theodore H. Emmerich, Trustee
                            Frederick Moss, Trustee
                            Bruce H. Olson, Trustee
                         Scott A. Englehart, Treasurer
                          Craig C. Rudesill, Secretary

                                  -----------

                               Investment Adviser
                        First Summit Capital Management
                               1876 Waycross Road
                             Cincinnati, Ohio 45246

                         Administrator and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035

                                 Legal Counsel
                         Stradley Ronon Stevens & Young
                              2600 Commerce Square
                          Philadelphia, PA 19103-7098

                                    Auditors
                            Coopers & Lybrand L.L.P.
                             100 East Broad Street
                              Columbus, Ohio 43215

1/97

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                       [LOGO OF SUMMIT HIGH YIELD FUND]

                     A PORTFOLIO OF SUMMIT INVESTMENT TRUST


                                   MANAGED BY
                        FIRST SUMMIT CAPITAL MANAGEMENT

                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               NOVEMBER 30, 1996


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